Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Offsetting Financial Assets and Financial Liabilities
The following table provides a summary of the financial assets and liabilities which are subject to enforceable master netting agreements and similar arrangements, including amounts not otherwise set off on the Consolidated Balance Sheet, as well as financial collateral received to mitigate credit exposures for these financial assets and liabilities. The gross financial assets and liabilities are reconciled to the net amounts presented within the associated line on the Consolidated Balance Sheet, after giving effect to transactions with the same counterparties that have been offset on the Consolidated Balance Sheet. Related amounts and collateral received that are not offset on the Consolidated Balance Sheet, but are otherwise subject to the same enforceable netting agreements and similar arrangements, are then presented to arrive at a net amount.

Offsetting Financial Assets and Financial Liabilities
(millions of Canadian dollars)					As at
					October 31, 2021
				Amounts subject to an enforceable master netting arrangement or similar agreement that are not offset in the Consolidated Balance Sheet 1,2
	Gross amounts of recognized financial instruments before balance sheet netting	Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	Net amount of financial instruments presented in the Consolidated Balance Sheet	Amounts subject to an enforceable master netting agreement	Collateral	Net Amount

Financial Assets
Derivatives	$60,692	$6,265	$54,427	$34,239	$9,774	$10,414

Securities purchased under reverse repurchase agreements	191,818	24,534	167,284	10,130	156,505	649

Total	252,510	30,799	221,711	44,369	166,279	11,063

Financial Liabilities
Derivatives	63,387	6,265	57,122	34,239	21,660	1,223

Obligations related to securities sold under repurchase agreements	168,631	24,534	144,097	10,130	133,626	341
Total	$232,018	$30,799	$201,219	$44,369	$155,286	$1,564

					October 31, 2020

Financial Assets
Derivatives	$55,732	$1,490	$54,242	$34,970	$8,914	$10,358

Securities purchased under reverse repurchase agreements	198,273	29,111	169,162	38,335	129,682	1,145

Total	254,005	30,601	223,404	73,305	138,596	11,503

Financial Liabilities
Derivatives	54,693	1,490	53,203	34,970	16,998	1,235

Obligations related to securities sold under repurchase agreements	217,987	29,111	188,876	38,335	149,882	659
Total	$272,680	$30,601	$242,079	$73,305	$166,880	$1,894

1	Excess collateral as a result of overcollateralization has not been reflected in the table.
2	Includes amounts where the contractual set-off rights are subject to uncertainty under the laws of the relevant jurisdiction.